3. Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Note 3. Loans, Allowance for Loan Losses and Credit Quality

Note 3.  Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans as of the balance sheet dates was as follows:

	2014	2013

Commercial & industrial	$ 64,390,220	$ 55,619,285
Commercial real estate	166,611,830	156,935,803
Residential real estate - 1st lien	163,966,124	172,847,074
Residential real estate - Jr lien	44,801,483	45,687,405
Consumer	8,035,298	8,819,359
	447,804,955	439,908,926
Deduct (add):
Allowance for loan losses	4,905,874	4,854,915
Deferred net loan costs	(303,394)	(300,429)
	4,602,480	4,554,486
Net Loans	$443,202,475	$435,354,440

The following is an age analysis of past due loans (including non-accrual), by portfolio segment:

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2014	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 439,151	$ 299,095	$ 738,246	$ 63,651,974	$ 64,390,220	$ 552,386	$ 23,579
Commercial real estate	988,924	5,313	994,237	165,617,593	166,611,830	1,934,096	5,313
Residential real estate - 1st lien	4,446,138	1,484,334	5,930,472	158,035,652	163,966,124	1,263,046	980,138
Residential real estate - Jr lien	637,917	179,920	817,837	43,983,646	44,801,483	404,061	115,852
Consumer	56,392	0	56,392	7,978,906	8,035,298	0	0
Total	$6,568,522	$1,968,662	$8,537,184	$439,267,771	$447,804,955	$4,153,589	$1,124,882

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2013	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$1,060,971	$ 310,669	$ 1,371,640	$ 54,247,645	$ 55,619,285	$ 527,105	$ 21,902
Commercial real estate	713,160	215,507	928,667	156,007,136	156,935,803	1,403,541	5,313
Residential real estate -1stlien	5,184,457	1,655,950	6,840,407	166,006,667	172,847,074	2,203,106	817,109
Residential real estate - Jr lien	533,134	289,169	822,303	44,865,102	45,687,405	593,125	56,040
Consumer	136,922	7,784	144,706	8,674,653	8,819,359	0	7,784
Total	$7,628,644	$2,479,079	$10,107,723	$429,801,203	$439,908,926	$4,726,877	$ 908,148

For all loan segments, loans over 30 days are considered delinquent.

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment:

Year ended December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915
Charge-offs	(153,329)	(167,841)	(58,904)	(51,389)	(112,376)	0	(543,839)
Recoveries	6,249	0	14,543	240	33,766	0	54,798
Provision (credit)	277,417	336,379	(137,057)	5,777	92,150	(34,666)	540,000
Ending balance	$ 646,719	$ 2,311,936	$ 1,270,766	$ 321,099	$ 118,819	$236,535	$ 4,905,874

Allowance for loan losses
Evaluated for impairment
Individually	$ 0	$ 34,400	$ 43,400	$ 0	$ 0	$0	$ 77,800
Collectively	646,719	2,277,536	1,227,366	321,099	118,819	236,535	4,828,074
Total	$ 646,719	$ 2,311,936	$ 1,270,766	$ 321,099	$ 118,819	$236,535	$ 4,905,874

Loans evaluated for impairment
Individually	$ 390,605	$ 1,930,993	$ 721,241	$ 328,889	$ 0		$ 3,371,728
Collectively	63,999,615	164,680,837	163,244,883	44,472,594	8,035,298		444,433,227
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298		$447,804,955

Year ended December 31, 2013
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1stLien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080
Charge-offs	(83,344)	(124,849)	(56,430)	(56,797)	(67,009)	0	(388,429)
Recoveries	2,953	185,791	15,819	21,277	35,424	0	261,264
Provision (credit)	168,392	546,016	(70,781)	69,435	(1,835)	(41,227)	670,000
Ending balance	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915

Allowance for loan losses
Evaluated for impairment
Individually	$ 27,500	$ 147,700	$99,700	$ 76,500	$ 0	$ 0	$ 351,400
Collectively	488,882	1,995,698	1,352,484	289,971	105,279	271,201	4,503,515
Total	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915

Loans evaluated for impairment
Individually	$ 373,696	$ 1,386,477	$ 1,788,793	$ 559,250	$ 0		$ 4,108,216
Collectively	55,245,589	155,549,326	171,058,281	45,128,155	8,819,359		435,800,710
Total	$55,619,285	$156,935,803	$172,847,074	$45,687,405	$8,819,359		$439,908,926

Impaired loans by portfolio segment were as follows:

	As of December 31, 2014			2014
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 390,605	$ 424,598	$ 0	$ 507,232
Commercial real estate	1,726,482	1,689,772	0	1,294,710
Residential real estate - 1st lien	606,133	875,841	0	971,542
Residential real estate - Jr lien	328,889	390,260	0	238,826
	$3,052,109	$3,380,471	$ 0	$3,012,310

With an allowance recorded
Commercial & industrial	$ 0	$ 0	$ 0	$ 158,690
Commercial real estate	204,511	220,981	34,400	280,104
Residential real estate - 1st lien	115,108	144,708	43,400	294,807
Residential real estate - Jr lien	0	0	0	149,772
	$ 319,619	$ 365,689	$77,800	$ 883,373

Total	$3,371,728	$3,746,160	$77,800	$3,895,683

	As of December 31, 2013			2013
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial& industrial	$ 314,510	$ 363,618	$ 0	$ 339,519
Commercial real estate	944,845	1,021,143	0	1,325,504
Residential real estate - 1stlien	1,354,432	1,654,023	0	1,088,631
Residential real estate - Jr lien	164,137	228,134	0	64,606
	$2,777,924	$3,266,918	$ 0	$2,818,260

With an allowance recorded
Commercial& industrial	$ 59,186	$ 59,186	$ 27,500	$ 11,837
Commercial real estate	441,632	446,963	147,700	272,174
Residential real estate - 1stlien	434,361	474,496	99,700	515,685
Residential real estate - Jr lien	395,113	429,167	76,500	380,855
	$1,330,292	$1,409,812	$351,400	$1,180,551

Total	$4,108,216	$4,676,730	$351,400	$3,998,811

Interest income recognized on impaired loans is immaterial for all periods presented.

As of the balance sheet dates, the Company was not contractually committed to lend additional funds to debtors with impaired, non-accrual or restructured loans.

Credit Quality Grouping

In developing the allowance for loan losses, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk– are loans that are expected to perform as agreed under their respective terms. Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size.Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include both performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention. Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency. These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans, and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms.Credit risk ratings are meant to measure risk versus simply record history. Assessment of expected future payment performance requires consideration of numerous factors. While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management. Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions. There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received. The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by segments as of the balance sheet dates were as follows:

As of December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$61,201,586	$157,767,641	$160,912,689	$44,018,956	$8,035,298	$431,936,170
Group B	2,316,908	3,280,904	228,148	251,822	0	6,077,782
Group C	871,726	5,563,285	2,825,287	530,705	0	9,791,003
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298	$447,804,955

As of December 31, 2013
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1stLien	Jr Lien	Consumer	Total

Group A	$51,740,744	$148,516,895	$169,771,357	$44,739,736	$8,800,365	$423,569,097
Group B	2,824,169	3,292,200	160,468	460,844	0	6,737,681
Group C	1,054,372	5,126,708	2,915,249	486,825	18,994	9,602,148
Total	$55,619,285	$156,935,803	$172,847,074	$45,687,405	$8,819,359	$439,908,926

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

•	Reduced accrued interest
•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments; or,
•	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR. However, pursuant to regulatory guidance, any payment delay longer than three months is generally not considered insignificant. The assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower. The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms. However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

TDRs by segment for the periods presented were as follows:

	Year ended December 31, 2014
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$ 301,823	$ 301,823
Residential real estate - 1st lien	11	1,294,709	1,332,336
Total	12	$1,596,532	$1,634,159

	Year ended December 31, 2013
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1stlien	4	$321,406	$330,266
Residential real estate - Jr lien	1	23,425	23,425
Total	5	$344,831	$353,691

The TDRs for which there was a payment default during the twelve month periods presented were as follows:

Year ended December 31, 2014

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$137,830

Year ended December 31, 2013

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1stlien	2	$213,342

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the allowance for loan losses. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method. At December 31, 2013, the specific allowance related to TDRs was approximately $5,800. There was no specific allowance related to TDRs at December 31, 2014.

At December 31, 2014, the Company did not have any commitments to lend additional funds to borrowers with loans classified as TDRs.